Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 401K $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	$ 1,528
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	55,804
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	61,596
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	37,097
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	48,393
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	5,902
EBP, Change in Net Asset Available for Benefit, Increase	210,320
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	126,517
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	316
EBP, Change in Net Asset Available for Benefit, Decrease	126,833
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	83,487
EBP, Net Asset Available for Benefit	$ 1,301,276